SHAREHOLDERS' EQUITY - Schedule of company's stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Outstanding at beginning of year	5,533,693
Granted	6,622,625
Exercised	(258,633)
Forfeited	(71,138)
Outstanding at end of year	11,826,547	5,533,693
Exercisable at end of year	4,502,511
Weighted average exercise price, Outstanding at beginning of year	$ 9.61
Weighted average exercise price, Granted	27.29
Weighted average exercise price,, Exercised	6.75
Weighted average exercise price, Forfeited	8.57
Weighted average exercise price, Outstanding at ending of year	19.58	$ 9.61
Weighted average exercise price, Exercisable at end of year	$ 9.54
Weighted average remaining contractual terms, outstanding (in years)	4 years 8 months 4 days	5 years 4 months 13 days
Weighted average remaining contractual terms, Exercisable at end of year	4 years 2 months 23 days
Aggregate intrinsic value, Outstanding at beginning of year	$ 84,968
Aggregate intrinsic value, Outstanding at end of year	318,680	$ 84,968
Aggregate intrinsic value, Exercisable at end of year	$ 166,542